Christopher D. Menconi

+1.202.373.6173

christopher.menconi@morganlewis.com

VIA EDGAR

April 6, 2023

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Listed Funds Trust (File Nos. 333-180871 and 811-22700)

Ladies and Gentlemen:

On behalf of Exchange Listed Funds Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectuses and Statements of Additional Information for the Trust’s Saba Closed-End Funds ETF, Armor US Equity Index ETF, Corbett Road Tactical Opportunity ETF, and Akros Monthly Payout ETF that would have been filed pursuant to Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 237, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001213900-23-024791 on March 31, 2023.

If you have any questions, please contact me at 202.373.6173.

Sincerely,

/s/ Christopher D. Menconi

Christopher D. Menconi

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001